INCOME TAXES - Components of Earnings from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Taxes Provided For On Repatriated Earnings	$ 1,423.9
United States	292.2	282.9	175.7
Foreign	294.4	259.3	483.2
Earnings from continuing operations before income taxes	586.6	542.2	658.9
Deferred Tax Liability Related To Amounts That May Be Repatriated		$ 418.9